NON-CONTROLLING INTERESTS (Details) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended							0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended				0 Months Ended	12 Months Ended												12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 TC PipeLines, LP	Dec. 31, 2012 TC PipeLines, LP	Dec. 31, 2011 TC PipeLines, LP	May 03, 2011 TC PipeLines, LP GTN LLC	Jul. 31, 2013 TC PipeLines, LP GTN LLC	May 03, 2011 TC PipeLines, LP Bison LLC	Jul. 31, 2013 TC PipeLines, LP Bison LLC	Dec. 31, 2013 TransCanada PipeLines Limited Series U & Y Preferred Stock	Dec. 31, 2012 TransCanada PipeLines Limited Series U & Y Preferred Stock	Dec. 31, 2011 TransCanada PipeLines Limited Series U & Y Preferred Stock	Oct. 31, 2013 TransCanada PipeLines Limited Series U	Dec. 31, 2013 TransCanada PipeLines Limited Series U		Dec. 31, 2012 TransCanada PipeLines Limited Series U		Oct. 15, 2013 TransCanada PipeLines Limited Series U	Dec. 31, 2013 TransCanada PipeLines Limited Series Y		Dec. 31, 2012 TransCanada PipeLines Limited Series Y		Jan. 27, 2014 TransCanada PipeLines Limited Series Y Subsequent events	Dec. 31, 2013 Portland	Dec. 31, 2012 Portland	Dec. 31, 2011 Portland	Dec. 31, 2013 Noncontrolling Interest TC PipeLines, LP		Dec. 31, 2012 Noncontrolling Interest TC PipeLines, LP		Dec. 31, 2011 Noncontrolling Interest TC PipeLines, LP		May 31, 2013 Noncontrolling Interest TC PipeLines, LP	Apr. 30, 2013 Noncontrolling Interest TC PipeLines, LP	May 31, 2011 Noncontrolling Interest TC PipeLines, LP	Dec. 31, 2013 Noncontrolling Interest TransCanada PipeLines Limited		Dec. 31, 2012 Noncontrolling Interest TransCanada PipeLines Limited		Dec. 31, 2011 Noncontrolling Interest TransCanada PipeLines Limited	Dec. 31, 2013 Noncontrolling Interest Portland		Dec. 31, 2012 Noncontrolling Interest Portland		Dec. 31, 2011 Noncontrolling Interest Portland
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	1,611		1,425																										1,323	[1]	953	[1]											94	[2]	83	[2]
Preferred shares of TCPL																0	[3]	195	[3]		194	[3]	194	[3]														194	[3]	389	[3]
Non-controlling interests included in the Consolidated Statement of Income
Net income attributable to non-controlling interests	125		118	129																									93	[1]	91	[1]	101	[1]									12	[2]	5	[2]	6	[2]
Preferred share dividends of TCPL																																						20		22		22
Additional information
Percentage of non-controlling interests																													71.10%						66.70%	66.70%	61.80%						38.30%		38.30%		38.30%
Ownership interest from TransCanada to TC Pipelines								25.00%	45.00%	25.00%	45.00%
Preferred Shares of TCPL
Number of Shares																		4,000,000					4,000,000
Dividend rate per share (in Canadian dollars per share)																2.80		2.80			2.80		2.80
Redemption price per share (in Canadian dollars per share)																50.00				50	50.00				50
Number of Shares Outstanding															4,000,000
Preferred stock dividend rate															5.60%										5.60%
Accrued and unpaid dividends, in CAD per share															0.5907										0.2455
Number of shares authorized to be redeemed																									4,000,000
Cash Dividends
Cash dividends paid	71	[4]	55	55								22	22	22
Fees received for services provided					3	3	2																			7	7	7

[1]	In May 2013, the non-controlling interest in TC PipeLines, LP increased from 66.7 per cent to 71.1 per cent due to the issuance of equity to non-controlling interests in TC PipeLines, LP. In July 2013, TransCanada sold 45 per cent interests in GTN LLC and Bison LLC to TC PipeLines, LP (See Note 25). The non-controlling interest in TC PipeLines, LP from January 2010 to May 2011 was 61.8 per cent and 66.7 per cent from May 2011 to May 2013.
[2]	The non-controlling interest in Portland as at December 31, 2013 represented the 38.3 per cent interest not owned by TransCanada (2012 and 2011 - 38.3 per cent).
[3]	Net of underwriting underwriting commissions and deferred income taxes.
[4]	At December 31, 2013, there were dividends declared but not yet paid of $10 million (2012 - $4 million) included in Accounts Payable and Other (Note 13) which was paid on January 30, 2014